Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q1
Trading Symbol	ICLR
Entity Registrant Name	ICON PLC /ADR/
Entity Central Index Key	0001060955
Current Fiscal Year End Date	--12-31